COVER PAGE	May 01, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 01, 2024
Entity Registrant Name	Simpson Manufacturing Co., Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-13429
Entity Tax Identification Number	94-3196943
Entity Address, Address Line One	5956 W. Las Positas Boulevard
Entity Address, City or Town	Pleasanton
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94588
City Area Code	925
Local Phone Number	560-9000
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	SSD
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000920371
Amendment Flag	false
Current Fiscal Year End Date	--12-31